Average Annual Total Returns - The Hartford Strategic Income Fund	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A Return Before Taxes 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Return Before Taxes 1 Year	Class C Return Before Taxes 5 Years	Class C Return Before Taxes 10 Years	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class R3 Return Before Taxes 1 Year		Class R3 Return Before Taxes 5 Years		Class R3 Return Before Taxes 10 Years		Class R4 Return Before Taxes 1 Year		Class R4 Return Before Taxes 5 Years		Class R4 Return Before Taxes 10 Years		Class R5 Return Before Taxes 1 Year		Class R5 Return Before Taxes 5 Years		Class R5 Return Before Taxes 10 Years		Class R6 Return Before Taxes 1 Year		Class R6 Return Before Taxes 5 Years		Class R6 Return Before Taxes 10 Years		Class Y Return Before Taxes 1 Year	Class Y Return Before Taxes 5 Years	Class Y Return Before Taxes 10 Years	Class F Return Before Taxes 1 Year		Class F Return Before Taxes 5 Years		Class F Return Before Taxes 10 Years		Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	7.18%	6.79%	5.12%	5.45%	4.58%	3.00%	4.19%	4.19%	3.00%	10.37%	6.98%	4.82%	12.54%	8.05%	5.89%	11.78%	[1]	7.45%	[1]	5.32%	[1]	12.13%	[1]	7.78%	[1]	5.63%	[1]	12.61%	[1]	8.10%	[1]	5.93%	[1]	12.68%	[1]	8.19%	[1]	5.99%	[1]	12.51%	8.15%	5.97%	12.62%	[1]	8.13%	[1]	5.93%	[1]	7.51%	4.44%	3.84%

[1]	Class R3, Class R4 and Class R5 shares commenced operations on September 30, 2011 and performance prior to that date is that of the Fund’s Class Y shares. Class R6 shares commenced operations on November 7, 2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class. If the performance were adjusted, it may have been higher or lower.